Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000034273
Virtus KAR Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Mid-Cap Growth Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus KAR Mid-Cap Growth Fund

each a series of Virtus Equity Trust

Supplement dated July 1, 2019 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective July 1, 2019, the funds’ investment adviser is implementing more favorable expense limitation arrangements for the funds’ Class R6 Shares. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Under "Fees and Expenses" in the fund's summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the "Example" table is hereby replaced with the following:
Supplement To Prospectus One [Text Block]	vet_SupplementToProspectusOneTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus KAR Mid-Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Recapture of expenses previously reimbursed and/or waived	vet_RecaptureOfExpensesPreviouslyReimbursedAndOrWaived	none
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement or Recapture	rr_NetExpensesOverAssets	0.84%	[1],[2]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	$ 1,317
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 86
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	581
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 2.15% for Class C Shares and 0.83% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.